ACR Equity International Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.7%
	BERMUDA — 10.7%
278,000	Liberty Global Ltd. - Class A*[1]	$5,379,300
57,000	Liberty Global Ltd. - Class C*[1]	1,121,190
334,994	Liberty Latin America Ltd. - Class C*[1]	3,172,393
		9,672,883
	CANADA — 6.7%
1,516	Fairfax Financial Holdings Ltd.	1,830,134
65,074	Premium Brands Holdings Corp.	4,222,543
		6,052,677
	DENMARK — 6.6%
323,578	ISS A/S	5,973,320
	FRANCE — 7.2%
34,729	Accor S.A.	1,464,261
20,210	Danone S.A.	1,404,254
381,243	Opmobility	3,662,917
		6,531,432
	HONG KONG — 3.9%
3,085,844	Budweiser Brewing Co. APAC Ltd.[2]	3,516,797
	IRELAND — 8.0%
87,754	DCC PLC	6,200,534
423,096	Greencore Group PLC*	1,038,013
		7,238,547
	NORWAY — 2.0%
103,891	Multiconsult A.S.A.[2]	1,797,524
	SWITZERLAND — 2.2%
159,536	Medmix A.G.[2]	1,966,754
	UNITED KINGDOM — 42.4%
63,300	Ashtead Group PLC	4,507,460
300,000	B&M European Value Retail S.A.	1,760,481
368,426	Barclays PLC - ADR	4,483,744
3,340,660	Eurocell PLC	6,493,534
2,834,131	JD Sports Fashion PLC	5,166,129
2,637,386	Naked Wines PLC*	1,801,209
1,331,926	Victoria PLC*	2,414,925
406,735	Vistry Group PLC*	7,289,018

ACR Equity International Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
450,667	Vodafone Group PLC - ADR	$4,403,017
		38,319,517
	TOTAL COMMON STOCKS
	(Cost $78,915,323)	81,069,451
	EXCHANGE-TRADED FUNDS — 3.9%
	UNITED STATES — 3.9%
35,255	Goldman Sachs Access Treasury 0-1 Year ETF	3,533,609
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,519,551)	3,533,609

Principal Amount
	SHORT-TERM INVESTMENTS — 5.9%
$5,288,983	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[3]	5,288,983
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,288,983)	5,288,983
	TOTAL INVESTMENTS — 99.5%
	(Cost $87,723,857)	89,892,043
	Other Assets in Excess of Liabilities — 0.5%	452,345
	TOTAL NET ASSETS — 100.0%	$90,344,388

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,281,075 which represents 8.1% of total net assets of the Fund.
[3]The rate is the annualized seven-day yield at period end.